Share capital (Tables)	12 Months Ended
Mar. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of share capital

	Allotted, called-up and fully paid
	million	£m
At 1 April 2020	3,780	470
Issued during the year in lieu of dividends¹	35	4
At 31 March 2021	3,815	474
Issued during the year in lieu of dividends¹	89	11
At 31 March 2022	3,904	485
1.    The issue of shares under the scrip dividend programme is considered to be a bonus issue under the terms of the Companies Act 2006, and the nominal value of the shares is charged to the share premium account.